Other Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Other Expenses
Schedule of other expenses

In € thousand	2022	2021	2020
Foreign currency losses	3,264	1,054	107
Miscellaneous other items	4	982	23
Total other expenses	3,268	2,036	130